Document and Entity Information - shares	12 Months Ended
	Mar. 31, 2021	Jul. 26, 2021
Document And Entity Information [Abstract]
Entity Registrant Name	Portage Biotech Inc.
Entity Central Index Key	0001095435
Document Type	20-F/A
Document Period End Date	Mar. 31, 2021
Amendment Flag	true
Amendment Description	This Amendment on Form 20-F/A is being filed by Portage Biotech Inc. as Amendment No. 1 to its annual report on Form 20-F for the fiscal year ended March 31, 2021, as filed with the Securities and Exchange Commission on July 29, 2021. The amendment is to correct the opinion on page F-1, which incorrectly was expressed in respect of the two most recently completed fiscal years. The opinion expressed now covers the three most recently completed fiscal years.
Current Fiscal Year End Date	--03-31
Entity a Well-known Seasoned Issuer	No
Entity's Reporting Status Current	Yes
Entity a Voluntary Filer	No
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		13,326,213
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Incorporation State Country Code	A6
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false